Financial Risk Management, Objectives and Policies (Details) - Trade receivables [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customers that owed the Group more than S/3,000,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	4	7
Percentage of entity's	23.00%	46.00%
Customers that owed the Group more than S/700,000 and less S/300,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	27	22
Percentage of entity's	55.00%	34.00%